Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Insight Fund
Entity Central Index Key	0001002427
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000006127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	A
Trading Symbol	CPOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%	[1]
AssetsNet	$ 1,479,118,856
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	C
Trading Symbol	MSCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.90%	[2]
AssetsNet	$ 1,479,118,856
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006130
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	I
Trading Symbol	CPODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[3]
AssetsNet	$ 1,479,118,856
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216311
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	IR
Trading Symbol	MBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$44	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[4]
AssetsNet	$ 1,479,118,856
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006129
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	L
Trading Symbol	CPOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$88	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.65%	[5]
AssetsNet	$ 1,479,118,856
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	R6
Trading Symbol	MCRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[6]
AssetsNet	$ 1,479,118,856
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized